WILLIAM J. EVERS
                                                      Vice President and Counsel
                                                                  (212) 314-5027
                                                             Fax: (212) 314-3859


                                                          September 18, 2007

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:  AXA Equitable Life Insurance Company
           Separate Account A
           New Registration Statement on Form N-4
           CIK #0000089024
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Commissioners:

         We are filing herewith, via EDGAR, a Form N-4 Registration Statement of AXA Equitable Life Insurance Company ("AXA Equitable") and AXA Equitable's Separate Account No. A ("Separate Account") under the Securities Act of 1933 ("1933 Act") and Amendment No. 184 to the registration statement on the same Form N-4 (File No. 811-01705) of the Separate Account under the Investment Company Act of 1940 ("1940 Act") ("Form N-4 Registration Statement").

         The Registration Statement relates to a new variable annuity contract, the "ABC Annuity", funded through the Separate Account, to be offered to individuals and sold through AXA Equitable's retail distribution channel, AXA Advisors, LLC ("AXA Advisors"). Because we have not yet determined the marketing name of the contract as of the date of this filing, the disclosure documents refer to the "ABC Annuity" and the "ABC Annuity Benefit." AXA Advisors, which is an affiliate of AXA Equitable, is a principal underwriter of the Separate Account and distributor of the contract.

         This new variable annuity contract provides a guaranteed withdrawal benefit and five new Portfolios offered through our affiliated trust, the EQ Advisors Trust. The guaranteed withdrawal benefit is built into the ABC Annuity contract and provides for 5% annual withdrawals of the contract's Income base, subject to certain conditions. This feature is substantially similar to the guaranteed withdrawal benefit filed with the Staff in the N-4 registration statement for our Retirement Income for Life variable annuity (File No. 333-127445), filed on August 11, 2005.

         We anticipate launching the ABC Annuity on or about December 1, 2007. In order to do so, we would like to begin printing the prospectus no later than November 21, 2007, and, therefore, hope we can be effective with the new product by that date. To that end, we greatly appreciate the Staff's effort in providing us with comments by November 1, 2007 or as soon as practicable thereafter. We will then file any pre-effective amendment necessary to address any staff comments, as well as include the necessary financials and any missing exhibits.

         Please contact the undersigned at (212) 314-5027 or Christopher Palmer, Esq. (202)346-4253 of Goodwin Procter, if you have any questions or comments.

                                      Very truly yours,

                                      /s/ William J. Evers
                                      --------------------
                                      William J. Evers

cc:  Christopher Palmer, Esq.


                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104